Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
(Allspring Innovation Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent		9.67%	11.46%	14.13%
Performance Inception Date	Sep. 18, 2000
(Allspring Innovation Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.74%	7.68%	10.63%
(Allspring Innovation Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.25%	8.52%	10.71%
(Allspring Innovation Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent		14.46%	11.94%	14.13%
Performance Inception Date	Sep. 18, 2000
(Allspring Innovation Fund) | Administrator
Prospectus [Line Items]
Average Annual Return, Percent		16.42%	12.84%	14.90%
Performance Inception Date	Jul. 30, 2010
(Allspring Innovation Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		16.68%	13.13%	15.12%
Performance Inception Date	Oct. 31, 2016
(Allspring Innovation Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
(Allspring Precious Metals Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent		14.29%	4.90%	6.46%
Performance Inception Date	Jan. 20, 1998
(Allspring Precious Metals Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.23%	4.72%	6.32%
(Allspring Precious Metals Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.79%	3.88%	5.24%
(Allspring Precious Metals Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent		19.35%	5.35%	6.45%
Performance Inception Date	Jan. 29, 1998
(Allspring Precious Metals Fund) | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent		21.44%	6.30%	7.24%
Performance Inception Date	Jul. 30, 2010
(Allspring Precious Metals Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		21.64%	6.47%	7.41%
Performance Inception Date	Feb. 29, 2000
(Allspring Precious Metals Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
(Allspring Precious Metals Fund) | FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.97%	3.64%	8.02%
(Allspring Utility and Telecommunications Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.91%	3.82%	6.45%
Performance Inception Date	Jan. 04, 1994
(Allspring Utility and Telecommunications Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.71%	1.61%	4.72%
(Allspring Utility and Telecommunications Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.31%	2.74%	4.94%
(Allspring Utility and Telecommunications Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent		15.77%	4.26%	6.43%
Performance Inception Date	Sep. 02, 1994
(Allspring Utility and Telecommunications Fund) | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent		17.83%	5.18%	7.25%
Performance Inception Date	Jul. 30, 2010
(Allspring Utility and Telecommunications Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		18.04%	5.39%	7.44%
Performance Inception Date	Feb. 28, 1994
(Allspring Utility and Telecommunications Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
(Allspring Utility and Telecommunications Fund) | S&P 500 Utilities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.43%	6.61%	8.43%